Affiliated Companies And Other Equity-Method Investees (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended		0 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 JAFCO [Member]	May 31, 2011 JAFCO [Member]	Mar. 31, 2012 NRI [Member]	Jul. 31, 2011 NRI [Member]	May 31, 2011 NRI [Member]	Mar. 31, 2012 Fortress [Member]	Mar. 31, 2012 Chi-X Europe [Member]	Dec. 31, 2009 Chi-X Europe [Member]	Feb. 18, 2011 BATS Global Markets Inc [Member]	May 31, 2009 IPO [Member] Class A [Member] Fortress [Member]
Subsidiary Or Equity Method Investee [Line Items]
Number of shares purchased from related parties					382,000
Amount of shares purchased from related parties					¥ 18,145
Additional equity interest acquired					0.30%			0.90%				7.00%
Ownership percentage				24.40%		39.10%			11.40%
Equity method goodwill, remaining carrying value						56,934
Number of shares Aquired							381,520
Number of new stock issued to affiliated company and other equity-method investees							45,019,360
Shares issued by affiliated company and other Equity-method investees													46,000,000
Shares purchased by parent													5,400,000
Voting interests											34.00%
Gain recognized on deconsolidation process										3,074
Outstanding share capital												100.00%
Equity in earnings of equity-method investees	5,716	11,602	12,924
Dividends from equity-method investees	¥ 4,747	¥ 4,802	¥ 4,827